Cash and Cash Equivalents - Schedule of Balances included under Cash and Cash Equivalents (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and deposits in banks
Cash	$ 294,474	$ 254,200
Deposits in the Central Bank of Chile	1,173,548	1,067,421
Deposits in local banks	12,942	27,017
Deposits in foreign banks	1,992,428	1,740,434
Subtotals cash and deposits in banks	3,473,392	3,089,072	$ 1,009,681
Cash items in process of collection, net	14,138	18,960
Highly liquid financial instruments	1,347,463	1,337,754
Investments under resale agreements	539,227	60,470
Totals cash and cash equivalents	$ 5,374,220	$ 4,506,256	$ 1,447,939	$ 1,363,052